[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	BlackRock Balanced Capital Fund, Inc. Post-Effective Amendment No. 52 to Registration Statement on Form N-1A Securities Act File No. 2-49007
Gentlemen:
     On behalf of BlackRock Balanced Capital Fund, Inc. (the “Fund”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 52 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).
     The primary purpose of this Registration Statement is to update the disclosure to reflect a change in investment strategy relating to the equity portion of the Fund’s portfolio, which will invest in the Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Registration Statement includes disclosure relating to the investment strategy for the equity portion of the Fund’s portfolio that is substantially similar to the disclosure of Master Large Cap Core Portfolio’s investment strategy. In addition, the disclosure relating to the existing investment strategy of the Fund’s fixed income portion of its portfolio, which currently invests in the Master Total Return Portfolio of Master Bond LLC, has been updated to provide more detail about that portion of the Fund’s investment strategy. The Fund’s descriptions of its main risks and operations are similar to that described in the Fund’s existing registration statement, with the exception of risks that were updated relating to the Master Large Cap Core Portfolio or the prospectus harmonization (which the staff reviewed in the update to the BlackRock Global Small Cap Fund's Registration Statement).
     The Fund and its distributor, BlackRock Investments, Inc. have also filed requests for acceleration of the effective date of the Registration Statement so that the Registration Statement will become effective on or about January 28, 2009. If the request for acceleration is granted, on or about January 28, 2009, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.
     If you have any questions or comments with respect to the Registration Statement, please call me at 212-728-8555.
     Sincerely,

/s/ Edward Gizzi

Edward Gizzi

cc:	Denis Molleur, Esq. Maria Gattuso, Esq.